Long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 207,567	$ 212,333
Less: Current portion of long-term debt	(19,062)	(19,062)
Long-term debt	188,505	193,271
Export credit tranche [Member]
Debt Instrument [Line Items]
Total debt	164,918	168,640
FSRU tranche [Member]
Debt Instrument [Line Items]
Total debt	$ 42,649	$ 43,693